Net loss per share - Schedule of Fully Dilutive Securities Outstanding Excluded from Computations of Diluted Weighted-Average Shares Outstanding (Detail) - shares shares in Thousands	3 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Earnings Per Share [Abstract]
Warrants issued to 2010/2012 convertible note holders to purchase common stock (in shares)	0	480,147
Options to purchase common stock (in shares)	0	193,853